Capital risk management (Tables)	9 Months Ended
Sep. 30, 2022
Capital risk management
Schedule of financial instruments measured at fair value

September 30, 2022	Level 1	Level 2	Level 3	Total
	$’000	$’000	$’000	$’000

Fair value through other comprehensive income financial assets	10	—	—	10
Embedded options within listed bonds (note 16)	—	2,150	—	2,150
Non‑deliverable forwards (NDF)/Non‑deliverable swaps (NDS) (note 16)	—	(1,971)	—	(1,971)
	10	179	—	189

December 31, 2021	Level 1	Level 2	Level 3	Total
	$’000	$’000	$’000	$’000

Fair value through other comprehensive income financial assets	11	—	—	11
Embedded options within listed bonds (note 16)	—	165,100	—	165,100
Non‑deliverable forwards (NDF)/Non‑deliverable swaps (NDS) (note 16)	—	(3,771)	—	(3,771)
	11	161,329	—	161,340

Schedule of fair value estimation

	At September 30, 2022		At December 31, 2021
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
	$’000	$’000	$’000	$’000

Financial liabilities
Bank and bond borrowings (note 19)	3,286,862	2,971,754	2,609,090	2,668,792
	3,286,862	2,971,754	2,609,090	2,668,792